SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	5 Months Ended
	Sep. 30, 2025	May 31, 2025
Accounting Policies [Abstract]
Cash
[custom:WorkingCapitalDeficit-0]	543,392	78,618
Retained Earnings (Accumulated Deficit)	77,340	5,618
Proceeds from Issuance Initial Public Offering	700,000
Deferred Offering Costs	466,052	73,000
Unrecognized Tax Benefits		0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0
Warrants and Rights Outstanding		$ 0
Cash, FDIC Insured Amount	$ 250,000